Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Auditors Remuneration [Abstract]
Auditor's remuneration
4 Auditor’s remuneration

	2021 £m	2020 £m	2019 £m
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.8
Payable to the auditors of the Group’s subsidiaries	7.5	8.3	7.8
Audit services	8.4	9.2	8.6
Audit-related assurance services	0.5	0.8	0.6
Total audit and audit-related assurance services	8.9	10.0	9.2
Other services: due diligence and other transaction-related services	–	–	0.1
Total non-audit related services	–	–	0.1
Total auditor’s remuneration	8.9	10.0	9.3
Amounts payable to the auditors of the Group’s subsidiaries include amounts for the audit of internal controls over financial reporting in accordance with the US Sarbanes-Oxley Act. 2021 audit-related assurance services included no fees for services relating to RELX pension plans (2020: nil). The previously reported 2020 fees paid to EY for audit services have been revised to include additional amounts for expenses incurred and final fees for statutory audits which took place subsequent to the audit of the RELX consolidated accounts.